Investments Accounted for Using the Equity Method - Additional Information (Detail) $ in Thousands, $ in Thousands				12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021 USD ($)	Mar. 31, 2019	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of Investments Accounted for Using Equity Method [line Items]
Investments accounted for using equity method				$ 16,996,600	$ 612,711	$ 12,806,673	$ 12,085,207
CHIPLETZ [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate				20.82%
ISE Labs, Inc [Member] | CHIPLETZ [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate		20.82%
Investments accounted for using equity method		$ 8,000
SUMA-USI Electronics Co., Ltd. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in joint venture			49.00%
YANN YUAN INVESTMENT CO., LTD [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of Ownership (%)	29.45%